Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended	65 Months Ended	69 Months Ended		72 Months Ended	77 Months Ended	81 Months Ended		84 Months Ended	89 Months Ended	93 Months Ended		96 Months Ended	101 Months Ended	105 Months Ended		108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Aug. 31, 2015	Feb. 28, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Feb. 28, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Feb. 28, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	Aug. 31, 2021	Oct. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2022	Oct. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Oct. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Oct. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Oct. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
The Growth Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class A (with sales charge)
Accumulated Value					$ 9,425							$ 10,303						$ 12,323						$ 26,656						$ 20,317						$ 31,076				$ 38,304				$ 15,218				$ 15,018				$ 20,585		$ 23,893
The Growth Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class C (with sales charge)
Accumulated Value					10,000							10,847						12,867						15,768						15,437						21,005				26,999				20,422				23,838				31,004		38,215
The Growth Fund of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class T (with sales charge)
Accumulated Value		$ 9,751					$ 10,494							$ 12,987						$ 12,844						$ 17,648						$ 22,900					$ 17,499				$ 20,634				$ 26,904				$ 33,245
The Growth Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class F-1
Accumulated Value					10,000							10,928						13,060						16,120						15,895						21,783				28,187				21,473				25,245				32,815		40,429
The Growth Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class F-2
Accumulated Value					10,000							10,957						13,129						16,248						16,069						22,075				28,644				21,879				25,789				33,607		41,510
The Growth Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class F-3
Accumulated Value			$ 10,000					$ 11,023							$ 13,654						$ 13,515						$ 18,588						$ 24,142					$ 18,461				$ 21,783				$ 28,417				$ 35,136
The Growth Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-A (with sales charge)
Accumulated Value					9,650							10,540						12,594						15,542						15,328						21,001				27,183				20,716				24,351				31,658		39,012
The Growth Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-C (with sales charge)
Accumulated Value					10,000							10,839						12,853						15,740						15,408						20,953				27,121				20,668				24,296				31,586		38,924
The Growth Fund of America®- Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-E
Accumulated Value					10,000							10,899						12,992						15,994						15,738						21,514				27,782				21,119				24,766				32,123		39,487
The Growth Fund of America® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-T (with sales charge)
Accumulated Value		9,751					10,492							12,979						12,830						17,620						22,854					17,452				20,570				26,804				33,104
The Growth Fund of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-F-1
Accumulated Value					10,000							10,946						13,109						16,213						16,022						22,007				28,551				21,792				25,670				33,441		41,280
The Growth Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-F-2
Accumulated Value	$ 10,000					$ 12,097				$ 13,837			$ 12,347				$ 10,570		$ 10,640				$ 12,461		$ 14,837				$ 16,239		$ 17,707				$ 20,059
The Growth Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class 529-F-3
Accumulated Value	10,000					12,099				13,845			12,356				10,580		10,652				12,477		14,861				16,268		17,743				20,105
The Growth Fund of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-1
Accumulated Value					10,000							10,849						12,873						15,770						15,441						21,003				26,987				20,412				23,825				30,749		37,611
The Growth Fund of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-2
Accumulated Value					10,000							10,852						12,874						15,778						15,447						21,010				26,995				20,416				23,827				30,746		37,609
The Growth Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-2E
Accumulated Value					10,000							10,889						12,960						15,928						15,640						21,338				27,495				20,854				24,412				31,595		38,758
The Growth Fund of America - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-3
Accumulated Value					10,000							10,899						12,989						15,985						15,722						21,482				27,722				21,062				24,690				32,003		39,321
The Growth Fund of America - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-4
Accumulated Value					10,000							10,929						13,064						16,128						15,906						21,801				28,221				21,501				25,282				32,870		40,502
The Growth Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-5E
Accumulated Value				$ 10,000					$ 10,361							$ 12,410						$ 15,354						$ 15,174						$ 20,843					$ 27,032				$ 20,635				$ 24,313				$ 31,674		$ 39,107
The Growth Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-5
Accumulated Value					10,000							10,964						13,145						16,275						16,100						22,133				28,736				21,961				25,899				33,774		41,741
The Growth Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											The Growth Fund of America — Class R-6
Accumulated Value					10,000							10,968						13,156						16,298						16,133						22,187				28,820				22,036				26,002				33,926		41,948
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,719	$ 10,579	$ 10,910	$ 10,572	$ 14,007		$ 11,255	$ 13,640	$ 12,659	$ 13,055	$ 12,288	$ 12,434	$ 13,082	$ 12,591	$ 13,028	$ 13,436	$ 14,704	$ 14,417	$ 25,770	$ 16,425	$ 15,886	$ 16,383	$ 15,134	$ 18,329	$ 22,876	$ 19,448	$ 20,838	$ 21,490	$ 18,453	$ 21,240	$ 33,721	$ 18,498	$ 19,077	$ 24,204	$ 39,076	$ 21,447	$ 22,118	$ 21,487	$ 15,655	$ 27,267	$ 28,120	$ 24,913	$ 16,112	$ 31,597	$ 32,586	$ 31,673	$ 19,647	$ 36,703	$ 26,524